UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                 ANNUAL REPORT

                                OCTOBER 31, 2004

                               [GRAPHIC OMITTED]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview .............................................................    1
Statement of Net Assets ...................................................    4
Statement of Operations ...................................................   12
Statement of Changes in Net Assets ........................................   13
Financial Highlights ......................................................   14
Notes to Financial Statements .............................................   15
Report of Independent Registered Public Accounting Firm ...................   19
Trustees and Officers of The Advisors' Inner Circle Fund ..................   20
Disclosure of Fund Expenses ...............................................   24
Notice to Shareholders ....................................................   25

The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2004

                                 INVESTMENT GOAL

          To approximate, before fund expenses, the investment results of the S&P 500 Index

                                 INCEPTION DATE
                             Class I - March 1, 2000
                            Class II - March 27, 2000

                                  TICKER SYMBOL
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2004

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ended October 31, 2004, the United Association S&P 500 Index Fund, Class I Shares returned a total of 9.39%. The Fund attempts to track the performance of the S&P 500 Index, which returned 9.42% over the same period.

FACTORS AFFECTING PERFORMANCE

In early 2003, the economy and stock market began to shake off their hangover from the technology-induced party of the late nineties. From the lows in March of 2003, the S&P 500 Index increased over 40% by early 2004.

However, beginning in February, several factors began to weigh on the market preventing a further breakout to the upside. Uncertainties regarding the presidential election, a continued unresolved situation in Iraq, fears of additional terrorist attacks, coupled with a soft patch in the economy and increasing oil prices to keep many investors on the sidelines.

The best performing sector for the year was energy, propelled upward by the aforementioned higher oil prices. For the period from 10/31/03 to 10/31/04, the energy sector was up 45%. The high price of oil was a negative for overall market sentiment, however. The nearly 80% spike in prices caused concerns about consumer spending as well as additional pressure on input costs ultimately leading to a lower level of profitability and/or higher inflation.

Over the last year, the largest sector, financials, was negatively impacted by the Federal Reserve's (the "Fed") decision to increase interest rates. Additional scrutiny in the mutual fund and insurance industry also provided headwinds for the sector. Despite this, financials managed to post a small gain, increasing 3.3%. For the period, the only negative sector was information technology, which declined by 0.86%.

OUTLOOK

The outlook for 2005 is mixed. While the fundamentals remain favorable, the rate of both economic and profit growth will likely decelerate next year. In addition, the Fed will at least continue its current course of moderate rate increases, with risks skewed to the upside if inflation were to gain additional momentum. Much will ride on employment and earnings growth as well as oil prices, with declines in the latter likely necessary to attain gains in the former.

As for valuation, the market appears fair, but a significant increase in interest rates and/or risk premiums is not currently priced in. In fact, the market's recent gains have been accompanied by unusually high sentiment readings, which are often a contrary indicator. If all goes well, the S&P 500 Index should again produce positive gains in the next twelve months, but it would appear prudent to prepare for returns less than that of the last year.

If you have questions or concerns about the Fund, please call (888) 766-8043 or visit the website at www.uafund.com.

                                     Sincerely,

                                     /s/Donald L. Ross
                                     Donald L. Ross
                                     President and Chief Investment Officer
                                     National City Investment Management Company


                                       1
--------------------------------------------------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2004

PERFORMANCE UPDATE

                                                    Average Annual Total Returns
                                                    ----------------------------
                                                     1 Year   3 Year   Inception
                                                     Return   Return    to Date*
--------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class I                        9.39%    3.81%    (2.76)%
--------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                       Fund, Class I and the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  3/01/00    10/00   10/01   10/02   10/03   10/04
                                  -------   ------   -----   -----   -----   -----
UA S&P 500 Index Fund, Class I     10,000   10,455   7,844   6,657   8,023   8,776
S&P 500 Index                      10,000   10,539   7,915   6,719   8,116   8,881

* Commenced operations on March 1, 2000.

                                                    Average Annual Total Returns
                                                    ----------------------------
                                                     1 Year   3 Year   Inception
                                                     Return   Return   to Date**
--------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class II                       9.20%    3.71%    (4.96)%
--------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund, Class II and the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  3/31/00   10/00   10/01   10/02   10/03   10/04
                                  -------   -----   -----   -----   -----   -----
UA S&P 500 Index Fund, Class II    10,000   9,608   7,213   6,108   7,369   8,047
S&P 500 Index                      10,000   9,600   7,210   6,120   7,393   8,090

** Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund's total return would have been lower.


                                       2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP 10 HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

General Electric                                                            3.3%
Exxon Mobil                                                                 3.0%
Microsoft                                                                   2.8%
Citigroup                                                                   2.1%
Wal-Mart Stores                                                             2.1%
Pfizer                                                                      2.0%
Bank of America                                                             1.7%
Johnson & Johnson                                                           1.6%
American International Group                                                1.5%
International Business Machines                                             1.4%

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.

     DEFINITION OF THE INDEX

     THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     "STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


                                       3
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
OCTOBER 31, 2004

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+

Financials                                                                 20.1%
Information Technology                                                     15.6%
Healthcare                                                                 12.4%
Consumer Discretionary                                                     11.6%
Industrials                                                                11.4%
Consumer Staples                                                           10.2%
Energy                                                                      7.2%
Telecommunication Services                                                  3.2%
Materials                                                                   3.1%
Utilities                                                                   2.9%
U.S. Government Agency Obligations                                          1.2%
Exchange Traded Fund                                                        0.9%
Cash Equivalent                                                             0.2%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK (97.5%)

   AEROSPACE & DEFENSE (1.7%)
   Boeing                                                   64,949   $ 3,240,955
   General Dynamics                                         15,468     1,579,592
   Goodrich                                                  9,187       283,235
   Lockheed Martin                                          34,422     1,896,308
   Northrop Grumman                                         27,739     1,435,493
   Raytheon                                                 34,902     1,273,225
   Rockwell Collins                                         13,698       485,868
   United Technologies                                      39,586     3,674,373
                                                                     -----------
                                                                      13,869,049
                                                                     -----------

   AIR TRANSPORTATION (0.7%)
   Delta Air Lines*                                          9,719        52,969
   FedEx                                                    23,243     2,117,902
   Honeywell International                                  66,507     2,239,956
   Southwest Airlines                                       61,138       964,146
   Textron                                                  10,723       730,772
                                                                     -----------
                                                                       6,105,745
                                                                     -----------

   APPAREL/TEXTILES (0.5%)
   Cintas                                                   13,245       571,389
   Coach*                                                   14,560       678,933
   Jones Apparel Group                                       9,649       340,609
   Liz Claiborne                                             8,335       340,735
   Nike, Cl B                                               20,377     1,656,854
   Reebok International                                      4,576       169,312
   VF                                                        8,531       459,224
                                                                     -----------
                                                                       4,217,056
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   AUTOMOTIVE (0.8%)
   Cooper Tire & Rubber                                      5,789   $   112,770
   Dana                                                     11,554       172,270
   Delphi                                                   43,421       365,171
   Ford Motor                                              141,575     1,844,722
   General Motors                                           43,696     1,684,481
   Genuine Parts                                            13,540       540,110
   Goodyear Tire & Rubber*                                  13,567       136,755
   ITT Industries                                            7,140       579,340
   Navistar International*                                   5,402       186,639
   Paccar                                                   13,429       930,764
   Visteon                                                  10,025        71,278
                                                                     -----------
                                                                       6,624,300
                                                                     -----------

   BANKS (8.3%)
   AmSouth Bancorp                                          27,369       722,268
   Bank of America                                         314,722    14,096,398
   Bank of New York                                         60,198     1,954,027
   BB&T                                                     42,898     1,763,537
   Comerica                                                 13,261       815,684
   Fifth Third Bancorp                                      44,098     2,169,181
   First Horizon National                                    9,555       413,540
   Golden West Financial                                    11,821     1,382,111
   Huntington Bancshares                                    17,771       425,616
   JPMorgan Chase                                          275,603    10,638,276
   Keycorp                                                  31,476     1,057,279
   M&T Bank                                                  9,059       933,077
   Marshall & Ilsley                                        17,242       723,647
   Mellon Financial                                         32,806       948,093
   National City                                            51,278     1,998,304
   North Fork Bancorporation                                24,132     1,064,221
   Northern Trust                                           17,008       723,520
   PNC Financial Services Group                             21,847     1,142,598
   Regions Financial                                        35,753     1,254,215
   SouthTrust                                               25,754     1,122,102
   Sovereign Bancorp                                        26,559       575,002
   State Street                                             26,017     1,172,066
   SunTrust Banks                                           27,714     1,950,511
   Synovus Financial                                        23,939       650,902
   US Bancorp                                              145,405     4,160,037
   Wachovia                                                101,311     4,985,514
   Washington Mutual                                        67,512     2,613,390
   Wells Fargo                                             130,656     7,802,776
   Zions Bancorporation                                      6,926       458,294
                                                                     -----------
                                                                      69,716,186
                                                                     -----------


                                       4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS (2.3%)
   Alberto-Culver                                            7,017   $   314,783
   Avon Products                                            36,587     1,447,016
   Colgate-Palmolive                                        41,089     1,833,391
   Gillette                                                 77,515     3,215,322
   International Flavors & Fragrances                        7,291       284,714
   Kimberly-Clark                                           38,262     2,283,093
   Procter & Gamble                                        196,697    10,066,952
                                                                     -----------
                                                                      19,445,271
                                                                     -----------

   BROADCASTING, NEWSPAPERS & ADVERTISING (1.8%)
   Clear Channel Communications                             45,652     1,524,777
   Comcast, Cl A*                                          172,915     5,100,992
   Interpublic Group*                                       32,661       400,424
   Omnicom Group                                            14,488     1,143,103
   Time Warner*                                            353,783     5,886,949
   Univision Communications, Cl A*                          24,958       772,700
                                                                     -----------
                                                                      14,828,945
                                                                     -----------

   BUILDING & CONSTRUCTION (0.4%)
   American Standard*                                       16,551       605,270
   Centex                                                    9,562       496,650
   KB Home                                                   3,583       294,702
   Masco                                                    33,524     1,148,532
   Pulte Homes                                               9,820       538,922
   Vulcan Materials                                          7,911       393,810
                                                                     -----------
                                                                       3,477,886
                                                                     -----------

   BUSINESS SERVICES (2.6%)
   Automatic Data Processing                                45,198     1,961,141
   Cendant                                                  81,682     1,681,832
   Convergys*                                               11,029       143,487
   Deluxe                                                    3,871       147,447
   eBay*                                                    51,145     4,992,264
   First Data                                               66,344     2,738,680
   Fiserv*                                                  15,109       536,974
   Fluor                                                     6,455       299,770
   H&R Block                                                12,758       606,643
   Monster Worldwide*                                        9,177       257,415
   Paychex                                                  29,254       959,356
   Robert Half International                                13,332       353,698
   Sabre Holdings                                           10,620       228,436
   United Parcel Service, Cl B                              86,996     6,888,343
                                                                     -----------
                                                                      21,795,486
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   CHEMICALS (1.4%)
   Air Products & Chemicals                                 17,586   $   935,223
   Ashland                                                   5,499       316,852
   Dow Chemical                                             72,686     3,266,509
   Eastman Chemical                                          6,023       285,912
   Ecolab                                                   19,919       674,258
   EI Du Pont de Nemours                                    77,210     3,309,993
   Engelhard                                                 9,624       272,359
   Great Lakes Chemical                                      3,930       100,687
   Hercules*                                                 8,648       123,493
   Monsanto                                                 20,661       883,258
   PPG Industries                                           13,290       847,238
   Rohm & Haas                                              17,358       735,806
   Sigma-Aldrich                                             5,347       297,507
                                                                     -----------
                                                                      12,049,095
                                                                     -----------

   COMPUTERS & SERVICES (5.7%)
   Affiliated Computer Services, Cl A*                       9,902       540,154
   Apple Computer*                                          30,015     1,576,688
   Autodesk                                                  8,782       463,251
   Cisco Systems*                                          523,154    10,049,788
   Computer Sciences*                                       14,602       725,281
   Dell*                                                   193,170     6,772,540
   Electronic Data Systems                                  39,642       843,185
   EMC*                                                    186,056     2,394,541
   Gateway*                                                 28,837       168,696
   Hewlett-Packard                                         233,658     4,360,058
   International Business Machines                         129,614    11,632,857
   Lexmark International*                                   10,021       832,845
   NCR*                                                      7,289       410,735
   Network Appliance*                                       27,674       677,183
   Sun Microsystems*                                       257,347     1,165,782
   Sungard Data Systems*                                    22,314       591,098
   Symbol Technologies                                      18,519       272,044
   Unisys*                                                  25,908       275,143
   Yahoo!*                                                 105,271     3,809,758
                                                                     -----------
                                                                      47,561,627
                                                                     -----------

   CONTAINERS & PACKAGING (0.1%)
   Ball                                                      8,694       346,456
   Bemis                                                     8,274       219,013
   Pactiv*                                                  11,628       275,467
   Sealed Air*                                               6,497       321,861
                                                                     -----------
                                                                       1,162,797
                                                                     -----------


                                       5
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING (4.4%)
   Cooper Industries Ltd., Cl A                              7,326   $   468,132
   Crane                                                     4,565       127,227
   Eaton                                                    11,722       749,622
   General Electric                                        816,919    27,873,276
   Illinois Tool Works                                      23,387     2,158,152
   Ingersoll-Rand, Cl A                                     13,410       917,780
   Tyco International Ltd.                                 155,425     4,841,489
                                                                     -----------
                                                                      37,135,678
                                                                     -----------

   EDUCATION (0.1%)
   Apollo Group, Cl A*                                      14,923       984,918
                                                                     -----------

   ELECTRICAL SERVICES (3.1%)
   AES*                                                     50,015       545,163
   Allegheny Energy*                                        10,609       194,251
   Ameren                                                   15,032       721,536
   American Electric Power                                  30,613     1,008,086
   American Power Conversion                                15,505       298,936
   Calpine*                                                 41,226       102,653
   Centerpoint Energy                                       23,795       250,085
   Cinergy                                                  13,972       552,173
   CMS Energy*                                              14,684       137,442
   Consolidated Edison                                      18,682       811,733
   Constellation Energy Group                               13,576       551,457
   Dominion Resources                                       25,551     1,643,440
   DTE Energy                                               13,442       574,108
   Duke Energy                                              72,559     1,779,872
   Edison International                                     25,209       768,875
   Emerson Electric                                         32,507     2,082,073
   Entergy                                                  17,557     1,147,526
   Exelon                                                   51,078     2,023,710
   FirstEnergy                                              25,520     1,054,742
   FPL Group                                                14,334       987,613
   NiSource                                                 20,387       437,301
   PG&E*                                                    31,019       993,849
   Pinnacle West Capital                                     7,066       301,153
   PPL                                                      14,616       760,032
   Progress Energy                                          19,095       788,624
   Progress Energy (CVO) (A)*                                7,250            --
   Public Service Enterprise Group                          18,355       781,739
   Sempra Energy                                            17,935       601,540
   Southern                                                 57,115     1,804,263
   TECO Energy                                              15,380       215,320
   TXU                                                      22,965     1,405,917
   Xcel Energy                                              30,935       528,989
                                                                     -----------
                                                                      25,854,201
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
   Jabil Circuit*                                           15,548   $   377,972
   Molex                                                    14,672       433,851
   Parker Hannifin                                           9,242       652,762
   Power-One*                                                6,488        45,546
   Sanmina-SCI*                                             40,323       322,584
   Solectron*                                               74,407       388,405
                                                                     -----------
                                                                       2,221,120
                                                                     -----------

   ENTERTAINMENT (1.1%)
   Brunswick                                                 7,395       346,973
   Carnival                                                 48,982     2,476,530
   Harrah's Entertainment                                    8,661       506,842
   Hasbro                                                   13,683       242,052
   International Game Technology                            26,665       881,012
   Mattel                                                   32,041       561,038
   Walt Disney                                             158,969     4,009,198
                                                                     -----------
                                                                       9,023,645
                                                                     -----------

   ENVIRONMENTAL SERVICES (0.2%)
   Allied Waste Industries*                                 24,620       200,899
   Waste Management                                         44,866     1,277,784
                                                                     -----------
                                                                       1,478,683
                                                                     -----------

   FINANCIAL SERVICES (7.0%)
   American Express                                         98,093     5,205,796
   Bear Stearns                                              7,975       755,631
   Capital One Financial                                    18,686     1,378,279
   Charles Schwab                                          105,729       967,420
   CIT Group                                                15,689       633,836
   Citigroup                                               400,810    17,783,940
   Countrywide Financial                                    43,569     1,391,158
   E*Trade Financial*                                       28,881       372,565
   Equifax                                                  10,540       275,621
   Fannie Mae                                               74,889     5,253,463
   Federated Investors, Cl B                                 8,388       243,168
   Franklin Resources                                       19,295     1,169,663
   Freddie Mac                                              53,155     3,540,123
   Goldman Sachs Group                                      37,599     3,698,990
   Janus Capital Group                                      18,520       282,430
   Lehman Brothers Holdings                                 20,994     1,724,657
   MBNA                                                     98,857     2,533,705
   Merrill Lynch                                            72,689     3,920,845
   Moody's                                                  11,451       891,002


                                       6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   Morgan Stanley                                           84,988   $ 4,342,037
   Providian Financial*                                     22,647       352,161
   SLM                                                      33,732     1,526,710
   T Rowe Price Group                                        9,846       549,111
                                                                     -----------
                                                                      58,792,311
                                                                     -----------

   FOOD, BEVERAGE & TOBACCO (5.1%)
   Adolph Coors, Cl B                                        2,892       192,896
   Altria Group                                            158,752     7,693,122
   Anheuser-Busch                                           61,975     3,095,651
   Archer-Daniels-Midland                                   50,365       975,570
   Brown-Forman, Cl B                                        9,397       421,925
   Campbell Soup                                            31,761       852,465
   Coca-Cola                                               187,728     7,633,021
   Coca-Cola Enterprises                                    36,288       758,782
   ConAgra Foods                                            40,885     1,079,364
   General Mills                                            29,416     1,301,658
   Hershey Foods                                            19,053       965,797
   HJ Heinz                                                 27,038       982,831
   Kellogg                                                  31,987     1,375,441
   McCormick                                                10,606       375,771
   Pepsi Bottling Group                                     19,679       551,799
   PepsiCo                                                 131,071     6,498,500
   Reynolds American                                        11,451       788,516
   Safeway*                                                 34,578       630,703
   Sara Lee                                                 61,377     1,428,857
   Starbucks*                                               30,753     1,626,219
   Supervalu                                                10,520       310,235
   Sysco                                                    49,474     1,596,526
   UST                                                      12,784       526,189
   WM Wrigley Jr.                                           17,390     1,137,306
                                                                     -----------
                                                                      42,799,144
                                                                     -----------

   GAS/NATURAL GAS (0.4%)
   Dynegy, Cl A*                                            29,365       144,769
   El Paso*                                                 49,596       443,388
   KeySpan                                                  12,393       495,100
   Kinder Morgan                                             9,558       615,249
   Nicor                                                     3,409       127,906
   Peoples Energy                                            2,912       124,575
   Praxair                                                  25,141     1,060,950
   Williams                                                 40,417       505,617
                                                                     -----------
                                                                       3,517,554
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   HOTELS & LODGING (0.3%)
   Hilton Hotels                                            29,784   $   592,702
   Marriott International, Cl A                             17,710       965,018
   Starwood Hotels & Resorts Worldwide                      16,107       768,787
                                                                     -----------
                                                                       2,326,507
                                                                     -----------

   HOUSEHOLD PRODUCTS (0.5%)
   Black & Decker                                            6,201       497,816
   Clorox                                                   16,484       900,027
   Fortune Brands                                           11,144       811,506
   Leggett & Platt                                          14,831       417,196
   Maytag                                                    6,107       106,262
   Newell Rubbermaid                                        21,270       458,581
   Stanley Works                                             6,337       282,123
   Whirlpool                                                 5,136       301,740
                                                                     -----------
                                                                       3,775,251
                                                                     -----------

   INSURANCE (4.5%)
   ACE Ltd.                                                 21,975       836,368
   Aetna                                                    11,882     1,128,790
   AFLAC                                                    39,240     1,407,931
   Allstate                                                 53,618     2,578,490
   AMBAC Financial Group                                     8,392       655,080
   American International Group                            201,587    12,238,347
   AON                                                      24,438       498,780
   Chubb                                                    14,778     1,065,937
   Cigna                                                    10,641       675,278
   Cincinnati Financial                                     13,022       543,668
   Hartford Financial Services Group                        22,685     1,326,619
   Humana*                                                  12,332       236,158
   Jefferson-Pilot                                          10,559       509,894
   Lincoln National                                         13,617       596,425
   Loews                                                    14,352       859,685
   Marsh & McLennan                                         40,282     1,114,200
   MBIA                                                     11,084       641,320
   Metlife                                                  58,040     2,225,834
   MGIC Investment                                           7,623       490,235
   Principal Financial Group                                24,249       915,642
   Progressive                                              15,490     1,449,089
   Prudential Financial                                     40,156     1,866,049
   Safeco                                                    9,741       450,424
   St. Paul Travelers                                       51,745     1,757,260
   Torchmark                                                 8,485       458,360
   UnumProvident                                            22,934       313,278
   Xl Capital Ltd., Cl A                                    10,707       776,258
                                                                     -----------
                                                                      37,615,399
                                                                     -----------


                                       7
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   LABORATORY EQUIPMENT (0.1%)
   Fisher Scientific International*                          8,892   $   510,045
                                                                     -----------

   LEASING & RENTING (0.0%)
   Ryder System                                              4,982       249,598
                                                                     -----------

   MACHINERY (0.6%)
   Caterpillar                                              26,518     2,135,760
   Cummins                                                   3,428       240,234
   Deere                                                    19,200     1,147,776
   Dover                                                    15,732       617,795
   Pall                                                      9,679       250,299
   Rockwell Automation                                      14,262       594,583
                                                                     -----------
                                                                       4,986,447
                                                                     -----------

   MEASURING DEVICES (0.7%)
   Agilent Technologies*                                    37,573       941,579
   Applera-Applied Biosystems Group                         15,617       297,972
   Danaher                                                  23,852     1,314,961
   Johnson Controls                                         14,720       844,192
   Kla-Tencor*                                              15,193       691,737
   Millipore*                                                3,836       176,418
   PerkinElmer                                               9,914       203,634
   Snap-On                                                   4,473       131,417
   Tektronix                                                 7,098       215,282
   Teradyne*                                                15,020       248,731
   Thermo Electron*                                         12,634       366,386
   Waters*                                                   9,148       377,721
                                                                     -----------
                                                                       5,810,030
                                                                     -----------

   MEDICAL PRODUCTS & SERVICES (6.5%)
   Allergan                                                 10,192       729,339
   AmerisourceBergen                                         8,700       478,848
   Amgen*                                                   97,955     5,563,844
   Anthem*                                                  10,802       868,481
   Bausch & Lomb                                             4,115       250,850
   Baxter International                                     47,568     1,463,192
   Becton Dickinson                                         19,386     1,017,765
   Biogen Idec*                                             26,182     1,522,745
   Biomet                                                   19,654       917,449
   Boston Scientific*                                       65,161     2,300,183
   C.R. Bard                                                 8,111       460,705
   Cardinal Health                                          33,301     1,556,822
   Caremark Rx*                                             36,055     1,080,568
   Chiron*                                                  14,524       470,868

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   Express Scripts*                                          6,003   $   384,192
   Gilead Sciences*                                         33,314     1,153,664
   Guidant                                                  24,340     1,621,531
   HCA                                                      37,345     1,371,682
   Health Management Associates, Cl A                       18,833       389,090
   Hospira*                                                 12,074       385,281
   IMS Health                                               18,094       383,231
   Johnson & Johnson                                       229,650    13,406,967
   Laboratory Corp of America Holdings*                     10,802       494,732
   Manor Care                                                6,766       221,519
   McKesson                                                 22,716       605,609
   Medco Health Solutions*                                  21,054       713,941
   Medtronic                                                93,576     4,782,669
   Quest Diagnostics                                         7,883       690,078
   St. Jude Medical*                                        13,695     1,048,626
   Stryker                                                  31,046     1,337,772
   Tenet Healthcare*                                        36,066       386,628
   UnitedHealth Group                                       51,429     3,723,460
   WellPoint Health Networks*                               12,152     1,186,764
   Zimmer Holdings*                                         18,960     1,471,106
                                                                     -----------
                                                                      54,440,201
                                                                     -----------

   METAL / MINING OTHER (0.7%)
   Alcoa                                                    67,302     2,187,315
   Allegheny Technologies                                    7,372       123,923
   Freeport-McMoRan Copper & Gold, Cl B                     13,699       496,178
   Newmont Mining                                           34,304     1,630,126
   Nucor                                                    12,266       517,993
   Phelps Dodge                                              7,273       636,678
   United States Steel                                       8,772       322,108
   Worthington Industries                                    6,755       134,087
                                                                     -----------
                                                                       6,048,408
                                                                     -----------

   MOTORCYCLES, BICYCLES & PARTS (0.2%)
   Harley-Davidson                                          22,831     1,314,381
                                                                     -----------

   OFFICE EQUIPMENT & SUPPLIES (0.8%)
   3M                                                       60,560     4,697,639
   Avery Dennison                                            8,547       520,000
   Pitney Bowes                                             17,883       782,381
   Xerox*                                                   64,924       958,927
                                                                     -----------
                                                                       6,958,947
                                                                     -----------


                                       8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS (0.5%)
   Georgia-Pacific                                          19,976   $   690,970
   International Paper                                      37,624     1,448,900
   Louisiana-Pacific                                         8,455       207,232
   MeadWestvaco                                             15,615       492,341
   Temple-Inland                                             4,312       254,926
   Weyerhaeuser                                             18,527     1,160,531
                                                                     -----------
                                                                       4,254,900
                                                                     -----------

   PETROLEUM & FUEL PRODUCTS (6.9%)
   Amerada Hess                                              7,052       569,167
   Anadarko Petroleum                                       19,360     1,305,832
   Apache                                                   25,224     1,278,857
   Baker Hughes                                             25,823     1,105,999
   BJ Services*                                             12,496       637,296
   Burlington Resources                                     30,543     1,267,534
   ChevronTexaco                                           164,815     8,745,084
   ConocoPhillips                                           53,290     4,492,880
   Devon Energy                                             18,704     1,383,535
   EOG Resources                                             9,118       606,894
   Exxon Mobil                                             503,348    24,774,789
   Halliburton                                              34,162     1,265,360
   Kerr-McGee                                               11,683       691,867
   Marathon Oil                                             26,776     1,020,433
   Nabors Industries Ltd.*                                  11,510       565,371
   Noble*                                                   10,360       473,245
   Occidental Petroleum                                     30,307     1,692,040
   Rowan*                                                    8,264       210,980
   Schlumberger                                             45,689     2,875,666
   Sunoco                                                    5,829       433,444
   Transocean*                                              24,824       875,046
   Unocal                                                   20,484       855,207
   Valero Energy                                            19,783       850,076
                                                                     -----------
                                                                      57,976,602
                                                                     -----------

   PHARMACEUTICALS (5.4%)
   Abbott Laboratories                                     120,791     5,149,320
   Bristol-Myers Squibb                                    150,504     3,526,309
   Eli Lilly                                                87,475     4,803,252
   Forest Laboratories*                                     28,649     1,277,745
   Genzyme*                                                 17,640       925,571
   King Pharmaceuticals*                                    18,690       203,908
   Medimmune*                                               19,285       548,080
   Merck                                                   171,667     5,374,894
   Mylan Laboratories                                       20,793       358,056
   Pfizer                                                  584,223    16,913,256

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   Schering-Plough                                         113,922   $ 2,063,127
   Watson Pharmaceuticals*                                   8,469       237,386
   Wyeth                                                   103,200     4,091,880
                                                                     -----------
                                                                      45,472,784
                                                                     -----------

   PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
   Eastman Kodak                                            22,175       671,459
                                                                     -----------

   PRINTING & PUBLISHING (1.3%)
   Dow Jones                                                 6,334       280,280
   Gannett                                                  20,590     1,707,941
   Knight-Ridder                                             5,991       410,563
   McGraw-Hill                                              14,701     1,267,961
   Meredith                                                  3,887       190,463
   New York Times, Cl A                                     11,360       454,968
   RR Donnelley & Sons                                      16,952       533,140
   Tribune                                                  24,626     1,063,843
   Viacom, Cl B                                            134,232     4,898,126
                                                                     -----------
                                                                      10,807,285
                                                                     -----------

   RAILROADS (0.5%)
   Burlington Northern Santa Fe                             28,813     1,204,672
   CSX                                                      16,621       606,666
   Norfolk Southern                                         30,461     1,034,151
   Union Pacific                                            20,057     1,262,989
                                                                     -----------
                                                                       4,108,478
                                                                     -----------

   REAL ESTATE INVESTMENT TRUSTS (0.5%)
   Apartment Investment & Management, Cl A                   7,323       268,681
   Equity Office Properties Trust                           31,175       876,641
   Equity Residential                                       21,717       724,262
   Plum Creek Timber                                        14,184       514,737
   Prologis                                                 14,067       548,332
   Simon Property Group                                     17,108       997,738
                                                                     -----------
                                                                       3,930,391
                                                                     -----------

   RETAIL (7.1%)
   Albertson's                                              28,458       649,127
   Autonation*                                              20,628       355,420
   Autozone*                                                 6,433       526,284
   Bed Bath & Beyond*                                       23,256       948,612
   Best Buy                                                 25,146     1,489,146


                                       9
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   Big Lots*                                                 8,913   $   110,432
   Circuit City Stores                                      15,380       249,925
   Costco Wholesale                                         35,682     1,710,595
   CVS                                                      30,903     1,343,044
   Darden Restaurants                                       12,209       299,121
   Dillard's, Cl A                                           6,462       132,406
   Dollar General                                           25,409       489,123
   Family Dollar Stores                                     13,020       384,741
   Federated Department Stores                              13,912       701,860
   Gap                                                      69,926     1,397,122
   Home Depot                                              169,868     6,978,177
   JC Penney                                                22,298       771,288
   Kohl's*                                                  26,437     1,341,942
   Kroger*                                                  57,187       864,096
   Limited                                                  36,565       906,081
   Lowe's                                                   60,322     3,394,922
   May Department Stores                                    22,549       587,627
   McDonald's                                               97,199     2,833,351
   Nordstrom                                                10,865       469,151
   Office Depot*                                            24,239       392,429
   OfficeMax                                                 6,812       201,090
   RadioShack                                               12,353       369,725
   Sears Roebuck                                            16,405       574,175
   Sherwin-Williams                                         11,015       470,561
   Staples                                                  38,499     1,144,960
   Target                                                   69,893     3,496,048
   Tiffany                                                  11,306       331,605
   TJX                                                      37,816       906,828
   Toys "R" Us*                                             16,555       298,156
   Wal-Mart Stores                                         328,254    17,699,456
   Walgreen                                                 79,270     2,845,000
   Wendy's International                                     8,788       293,256
   Winn-Dixie Stores                                        10,990        37,806
   Yum! Brands                                              22,482       977,967
                                                                     -----------
                                                                      58,972,655
                                                                     -----------

   SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
   Advanced Micro Devices*                                  27,462       461,911
   Altera*                                                  28,763       653,783
   Analog Devices                                           29,276     1,178,652
   Applied Materials*                                      131,397     2,115,492
   Applied Micro Circuits*                                  24,228        88,190
   Broadcom, Cl A*                                          24,921       674,113
   Intel                                                   496,345    11,048,640
   JDS Uniphase*                                           111,429       353,230
   Linear Technology                                        23,792       901,241
   LSI Logic*                                               29,781       135,504
   Maxim Integrated Products                                25,126     1,105,293
   Micron Technology*                                       47,312       576,260

--------------------------------------------------------------------------------
                                                                        Market
Description                                                 Shares      Value
--------------------------------------------------------------------------------
   National Semiconductor*                                  27,707   $   462,707
   Novellus Systems*                                        11,047       286,228
   Nvidia*                                                  12,886       186,460
   PMC-Sierra*                                              13,690       140,459
   QLogic*                                                   7,147       232,277
   Texas Instruments                                       133,938     3,274,784
   Xilinx                                                   26,854       821,732
                                                                     -----------
                                                                      24,696,956
                                                                     -----------

   SOFTWARE (4.5%)
   Adobe Systems                                            18,552     1,039,469
   BMC Software*                                            17,261       326,578
   Citrix Systems*                                          13,087       315,789
   Computer Associates International                        45,290     1,254,986
   Compuware*                                               29,880       173,005
   Electronic Arts*                                         23,496     1,055,440
   Intuit*                                                  14,821       672,281
   Mercury Interactive*                                      7,207       313,000
   Microsoft                                               841,250    23,546,587
   Novell*                                                  29,919       215,118
   Oracle*                                                 400,077     5,064,975
   Parametric Technology*                                   20,823       108,071
   Peoplesoft*                                              28,387       589,598
   Siebel Systems*                                          39,111       371,555
   Symantec*                                                24,384     1,388,425
   Veritas Software*                                        33,489       732,739
                                                                     -----------
                                                                      37,167,616
                                                                     -----------

   TELEPHONES & TELECOMMUNICATIONS (4.7%)
   ADC Telecommunications*                                  62,587       138,317
   Alltel                                                   23,850     1,310,080
   Andrew*                                                  12,441       173,925
   AT&T                                                     61,489     1,052,077
   Avaya*                                                   35,022       504,317
   BellSouth                                               141,649     3,777,779
   CenturyTel                                               10,447       335,244
   Ciena*                                                   44,038       108,774
   Citizens Communications*                                 25,654       343,764
   Comverse Technology*                                     15,137       312,428
   Corning*                                                107,829     1,234,642
   Lucent Technologies*                                    333,436     1,183,698
   Motorola                                                182,796     3,155,059
   Nextel Communications*                                   86,158     2,282,325
   Qualcomm                                                125,944     5,265,719
   Qwest Communications International*                     140,438       480,298
   SBC Communications                                      256,385     6,476,285
   Scientific-Atlanta                                       11,851       324,599


                                       10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

--------------------------------------------------------------------------------
                                                   Shares/Face        Market
Description                                           Amount          Value
--------------------------------------------------------------------------------
   Sprint-FON Group                                    112,391   $    2,354,591
   Tellabs*                                             32,203          257,624
   Verizon Communications                              214,204        8,375,376
                                                                 --------------
                                                                     39,446,921
                                                                 --------------
   WHOLESALE (0.1%)
   W.W. Grainger                                         7,042          412,591
                                                                 --------------
TOTAL COMMON STOCK
      (Cost $790,070,874)                                           814,614,549
                                                                 --------------
U.S.GOVERNMENT AGENCY OBLIGATION (1.2%)
   Federal Home Loan Mortgage Corporation
      1.04%, 11/02/04                              $10,000,000        9,999,500
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $9,999,500)                                               9,999,500
                                                                 --------------
EXCHANGE TRADED FUND (0.9%)
   SPDR Trust, Ser 1                                    68,000        7,697,600
                                                                 --------------
TOTAL EXCHANGE TRADED FUND
      (Cost $6,846,524)                                               7,697,600
                                                                 --------------
RIGHTS (0.0%)
   Seagate* (A) (B)                                     15,971            4,537
                                                                 --------------
TOTAL RIGHTS
      (Cost $0)                                                           4,537
                                                                 --------------
CASH EQUIVALENT (0.2%)
   Goldman Financial Prime Obligation
      Money Market Fund                              1,875,588        1,875,588
                                                                 --------------
TOTAL CASH EQUIVALENT
      (Cost $1,875,588)                                               1,875,588
                                                                 --------------
TOTAL INVESTMENTS (99.8%)
      (Cost $808,792,486)                                           834,191,774
                                                                 --------------

--------------------------------------------------------------------------------
Description                                                           Value
--------------------------------------------------------------------------------

   OTHER ASSETS AND LIABILITIES -- (0.2%)
   Cash Held as Collateral on Open Futures                       $      704,000
   Payable for Investment Securities Purchased                         (494,947)
   Payable for Capital Shares Redeemed                                 (238,771)
   Administration Fees Payable                                          (14,184)
   Investment Advisory Fees Payable                                      (5,319)
   Distribution Fees Payable -- Class II                                 (3,398)
   Trustees' Fees Payable                                                (2,271)
   Custodian Fees Payable                                                (1,773)
   Other Assets and Liabilities, Net                                  1,409,742
                                                                 --------------

   TOTAL OTHER ASSETS & LIABILITIES                                   1,353,079
                                                                 --------------

   NET ASSETS (100.0%)                                           $  835,544,853
                                                                 ==============

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
      no par value)                                              $1,067,909,452
   Undistributed net investment income                                  982,997
   Accumulated net realized loss on investments                    (258,996,776)
   Net unrealized appreciation on investments                        25,399,288
   Net unrealized appreciation on futures
      contracts                                                         249,892
                                                                 --------------

NET ASSETS                                                       $  835,544,853
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($827,157,412 / 100,745,240 shares)                           $         8.21
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class II
   ($8,387,441 / 1,022,601 shares)                               $         8.20
                                                                 ==============

*    NON-INCOME PRODUCING SECURITY

(A)  SECURITY CONSIDERED ILLIQUID.

(B) THIS SECURITY WAS ISSUED FOR A POSSIBLE SETTLEMENT OF A PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       11
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                       UNITED
                                                                    ASSOCIATION
                                                                   S&P 500 INDEX
                                                                        FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividends ...................................................   $ 13,450,212
   Interest ....................................................        159,217
--------------------------------------------------------------------------------
   Total Income ................................................     13,609,429
--------------------------------------------------------------------------------
Expenses:
   Administration Fees .........................................        162,197
   Investment Advisory Fees ....................................         81,100
   Custodian Fees ..............................................         40,550
   Distribution Fees -- Class II ...............................          6,431
   Trustees' Fees ..............................................          6,004
   Transfer Agent Fees .........................................         93,583
   Registration Fees ...........................................         45,750
   Printing Fees ...............................................         43,526
   Professional Fees ...........................................         40,565
   Other Expenses ..............................................         16,905
--------------------------------------------------------------------------------
   Total Expenses ..............................................        536,611
   Less: Investment Advisory Fees Waived .......................        (20,275)
         Custodian Fees Waived .................................        (20,275)
--------------------------------------------------------------------------------
   Net Expenses ................................................        496,061
--------------------------------------------------------------------------------
   Net Investment Income .......................................     13,113,368
--------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments ............................    (22,343,773)
   Net Realized Gain on Futures ................................      1,096,816
   Net Change in Unrealized Appreciation on Investments ........     65,911,247
   Net Change in Unrealized Depreciation on Futures ............       (132,886)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain ............................     44,531,404
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ........   $ 57,644,772
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       12
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          UNITED ASSOCIATION
                                                                                             S&P 500 INDEX
                                                                                                  FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                               11/1/03-        5/1/03-        5/1/02-
                                                                               10/31/04       10/31/03*       4/30/03
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income .................................................   $  13,113,368   $  5,389,778   $  10,695,922
   Net Realized Loss on Investments ......................................     (22,343,773)   (33,964,530)   (115,792,323)
   Net Realized Gain (Loss) on Futures ...................................       1,096,816      1,173,594      (5,043,253)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...      65,911,247    117,178,869      (4,903,304)
   Net Change in Unrealized Appreciation (Depreciation) on Futures .......        (132,886)       (18,110)      1,855,310
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .................      57,644,772     89,759,601    (113,187,648)
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
      Class I ............................................................     (12,805,319)    (5,080,410)    (10,237,430)
      Class II ...........................................................        (200,500)      (115,377)       (138,133)
-------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS .............................     (13,005,819)    (5,195,787)    (10,375,563)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued ..........................................................     318,835,175     18,256,975     220,196,379
         In Lieu of Cash Distributions ...................................      12,790,609      5,038,549      10,084,960
         Redeemed ........................................................    (150,459,481)   (91,708,487)   (206,979,415)
                                                                             -------------   ------------   -------------
         Net Class I Capital Share Transactions ..........................     181,166,303    (68,412,963)     23,301,924
-------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ..........................................................       2,821,853      1,746,052       8,037,630
         In Lieu of Cash Distributions ...................................         199,160        114,751         137,348
         Redeemed ........................................................     (11,183,916)      (992,621)       (851,438)
                                                                             -------------   ------------   -------------
         Net Class II Capital Share Transactions .........................      (8,162,903)       868,182       7,323,540
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS..     173,003,400    (67,544,781)     30,625,464
-------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................     217,642,353     17,019,033     (92,937,747)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...................................................     617,902,500    600,883,467     693,821,214
   End of Period (including undistributed net investment income of
      $982,997, $875,448 and $681,457, respectively) .....................   $ 835,544,853   $617,902,500   $ 600,883,467
=========================================================================================================================
SHARE TRANSACTIONS:
      Class I
         Issued ..........................................................      38,851,587      2,541,013      30,601,478
         In Lieu of Cash Distributions ...................................       1,580,593        704,746       1,578,143
         Redeemed ........................................................     (18,574,048)   (12,606,055)    (31,796,526)
                                                                             -------------   ------------   -------------
         Net Increase (Decrease) in Shares Outstanding from
            Class I Share Transactions ...................................      21,858,132     (9,360,296)        383,095
-------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ..........................................................         351,829        242,599       1,232,599
         In Lieu of Cash Distributions ...................................          24,798         16,054          21,752
         Redeemed ........................................................      (1,400,300)      (138,046)       (123,889)
                                                                             -------------   ------------   -------------
         Net Increase (Decrease) in Shares Outstanding from
            Class II Share Transactions ..................................      (1,023,673)       120,607       1,130,462
-------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year from April 30 to October 31 (See Note 1 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       13
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                            and
              Net Asset                 Unrealized                  Dividends   Distributions
                Value,        Net          Gains         Total      from Net       from Net         Total
              Beginning   Investment    (Losses) on      from      Investment      Realized     Dividends and
              of Period     Income      Investments   Operations     Income          Gain       Distributions
-------------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2004         $ 7.63     $0.13(5)      $ 0.58(5)      $ 0.71       $(0.13)      $   --           $(0.13)
   2003 (4)       6.66      0.06           0.97           1.03        (0.06)          --            (0.06)
   2003 (3)       7.83      0.11          (1.17)         (1.06)       (0.11)          --            (0.11)
   2002           9.09      0.11          (1.26)         (1.15)       (0.11)       (0.00)(2)        (0.11)
   2001          10.54      0.11          (1.45)         (1.34)       (0.11)       (0.00)(2)        (0.11)
   2000*         10.00      0.01           0.53           0.54           --           --               --

CLASS II

   2004         $ 7.63     $0.13(5)      $ 0.57(5)      $ 0.70       $(0.13)      $   --           $(0.13)
   2003 (4)       6.66      0.06           0.97           1.03        (0.06)          --            (0.06)
   2003 (3)       7.82      0.11          (1.17)         (1.06)       (0.10)          --            (0.10)
   2002           9.09      0.10          (1.26)         (1.16)       (0.11)       (0.00)(2)        (0.11)
   2001          10.53      0.11          (1.44)         (1.33)       (0.11)       (0.00)(2)        (0.11)
   2000**        11.05        --          (0.52)         (0.52)          --           --               --

-------------------------------------------------------------------------------------------------------
                                                                   Ratio of
                                                                   Expenses    Ratio of Net
                                                      Ratio of    to Average    Investment
               Net Asset               Net Assets     Expenses    Net Assets      Income      Portfolio
              Value, End    Total    End of Period   to Average   (Excluding    to Average     Turnover
               of Period   Return+       (000)       Net Assets    Waivers)     Net Assets       Rate
-------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2004         $ 8.21        9.39%     $827,157       0.06%        0.07%         1.62%           8%
   2003 (4)       7.63       15.54       602,289       0.05(1)      0.06(1)       1.71(1)         3
   2003 (3)       6.66      (13.50)      588,058       0.10         0.12          1.68           32
   2002           7.83      (12.71)      687,601       0.10         0.12          1.28           15
   2001           9.09      (12.74)      838,417       0.12          N/A          1.17            9
   2000*         10.54        5.40       579,314       0.13(1)       N/A          0.97(1)         2

CLASS II

   2004         $ 8.20        9.20%     $  8,388       0.11%        0.11%         1.58%           8%
   2003 (4)       7.63       15.51        15,614       0.10(1)      0.11(1)       1.66(1)         3
   2003 (3)       6.66      (13.45)       12,825       0.19         0.21          1.61           32
   2002           7.82      (12.86)        6,220       0.15         0.22          1.24           15
   2001           9.09      (12.69)        4,759       0.15         0.22          1.14            9
   2000**        10.53       (4.71)          403       0.15(1)      0.21(1)       0.99(1)         2

* Commenced operations March 1, 2000. All ratios for the period have been annualized.

** Commenced operations March 27, 2000. All ratios for the period have been annualized.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Annualized.

(2)  The amount represents less than $0.01 per share.

(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

     See Note 1 in the Notes to Financial Statements.

(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31 (See Note 1 in Notes to Financial Statements).

(5)  Per share data calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On February 14, 2003, the shareholders of the United Association S&P 500 Index Fund (the "former UA Fund"), a series of the Financial Investors Trust, voted to approve a tax-free reorganization of the former UA Fund through a transfer of assets and liabilities to The Advisors' Inner Circle Fund United Association S&P 500 Index Fund. The reorganization took place on March 10, 2003 and the Fund changed its fiscal year end from April 30 to October 31.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are


                                       15
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open long S&P 500 Index contracts held by the Fund at October 31, 2004, is as follows:

NUMBER OF     CONTRACT                  UNREALIZED
CONTRACTS      VALUE      EXPIRATION   APPRECIATION
---------   -----------   ----------   ------------
    44      $12,433,300    12/17/04      $249,892

CLASSES: Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive a portion of custodian fees equal to 0.0025% of the Fund's average daily net assets.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.


                                       16
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and National City Investment Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average daily net assets up to $2.5 billion, and 0.005% of the Fund's average daily net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee equal to 0.0025% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2004, were as follows:

Purchases   $235,776,713
Sales         61,958,010

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2004 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, of which there were none at October 31, 2004, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid-in-capital.

The tax character of dividends and distributions paid during the periods noted below were as follows:

            ORDINARY
             INCOME        TOTAL
          -----------   -----------
2004(1)   $13,005,819   $13,005,819
2003(2)     5,195,787     5,195,787
2003(3)    10,375,563    10,375,563

(1)  For the period from November 1, 2003 to October 31, 2004.
(2)  For the period from May 1, 2003 to October 31, 2003.
(3)  For the period from May 1, 2002 to April 30, 2003.

As of October 31, 2004, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                     $     899,485
Capital Loss Carryforwards                                         (215,720,018)
Unrealized Appreciation                                               2,701,411
Other Temporary Differences                                         (20,245,477)
                                                                  -------------
Total Accumulated Losses                                          $(232,364,599)
                                                                  =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, the Fund had the following capital loss carryforwards:

                                                       TOTAL CAPITAL
                                                            LOSS
  EXPIRES       EXPIRES       EXPIRES       EXPIRES     CARRYFORWARD
    2012          2011          2010         2009         4/30/04*
-----------   -----------   -----------   ----------   -------------
$61,052,598   $99,062,335   $52,912,607   $1,695,846    $214,723,386

*Information reflects fund activity based on the Fund's April 30, 2004 tax reporting year.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2004, were as follows:

   FEDERAL      APPRECIATED    DEPRECIATED    NET UNREALIZED
  TAX COST      SECURITIES      SECURITIES     APPRECIATION
------------   ------------   -------------   --------------
$831,490,363   $141,312,358   $(138,610,947)    $2,701,411


                                       17
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2004

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

In November 2003, PricewaterhouseCoopers LLP (PwC) was selected to replace KPMG LLP (KPMG) as the independent registered public accounting firm for the United Association S&P 500 Index Fund. The Fund's selection of PwC as its independent registered public accounting firm was recommended by the Fund's audit committee and was approved by the Board.

The report on the financial statements audited by KPMG for the period ended October 31, 2003, did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such period.

9. OTHER:

At October 31, 2004, 55% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


                                       18
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the United Association S&P 500 Index Fund (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the periods ended October 31, 2003 and April 30, 2003, and the financial highlights for each of the periods ended prior to and including October 31, 2003 were audited by other independent accountants whose report dated December 23, 2003, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004


                                       19
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                           TERM OF                                        IN THE ADVISORS'            OTHER
                         POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND        DIRECTORSHIPS
    NAME, ADDRESS,        HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD           HELD BY
        AGE(1)            THE TRUST    TIME SERVED(2)         DURING PAST 5 YEARS              MEMBER            BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY             Trustee      (Since 1993)    Vice Chairman of Ameritrust              43          Trustee of The
77 yrs. old                                             Texas N.A., 1989-1992, and                           Advisors' Inner Circle
                                                        MTrust Corp., 1985-1989.                             Fund II, The MDL Funds,
                                                                                                             and The Expedition
                                                                                                             Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON        Trustee      (Since 1993)    Pennsylvania State University,           43          Member and Treasurer,
87 yrs. old                                             Senior Vice President,                               Board of Trustees of
                                                        Treasurer (Emeritus);                                Grove City College.
                                                        Financial and Investment                             Trustee of The
                                                        Consultant, Professor of                             Advisors' Inner Circle
                                                        Transportation since 1984;                           Fund II, The MDL Funds,
                                                        Vice President-Investments,                          and The Expedition
                                                        Treasurer, Senior Vice                               Funds
                                                        President (Emeritus),
                                                        1982-1984., Director
                                                        Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS           Trustee      (Since 1993)    Private investor from 1987 to            43          Trustee of The
75 yrs. old                                             present. Vice President and                          Advisors' Inner Circle
                                                        Chief Financial Officer,                             Fund II, The MDL Funds,
                                                        Western Company of North                             and The Expedition
                                                        America (petroleum service                           Funds.
                                                        company), 1980-1986. President
                                                        of Gene Peters and Associates
                                                        (import company), 1978-1980.
                                                        President and Chief Executive
                                                        Officer of Jos. Schlitz
                                                        Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY            Trustee      (Since 1994)    Attorney, solo practitioner              43          Trustee of The
73 yrs. old                                             since 1994. Partner, Dechert                         Advisors' Inner Circle
                                                        (law firm), September                                Fund II, The MDL Funds,
                                                        1987-December 1993.                                  The Expedition Funds,
                                                                                                             State Street Research
                                                                                                             Funds, Massachusetts
                                                                                                             Health and Education
                                                                                                             Tax-Exempt Trust. SEI
                                                                                                             Asset Allocation Trust,
                                                                                                             SEI Daily Income Trust,
                                                                                                             SEI Index Funds, SEI
                                                                                                             Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust and SEI Tax
                                                                                                             Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                TERM OF                                    IN THE ADVISORS'           OTHER
                               POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND       DIRECTORSHIPS
    NAME, ADDRESS,              HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)   OVERSEEN BY BOARD          HELD BY
        AGE(1)                  THE TRUST   TIME SERVED(2)        DURING PAST 5 YEARS           MEMBER           BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.         Trustee      (Since 1999)   Chief Executive Officer,             43          Trustee, State Street
62 yrs. old                                                 Newfound Consultants, Inc.                       Navigator Securities
                                                            since April 1997. General                        Lending Trust, since
                                                            Partner, Teton Partners,                         1995. Trustee of The
                                                            L.P., June 1991-December                         Advisors' Inner Circle
                                                            1996; Chief Financial                            Fund II, The MDL Funds,
                                                            Officer, Nobel Partners,                         The Expedition Funds,
                                                            L.P., March 1991-December                        SEI Asset Allocation
                                                            1996; Treasurer and Clerk,                       Trust, SEI Daily Income
                                                            Peak Asset Management, Inc.,                     Trust, SEI Index Funds,
                                                            since 1991.                                      SEI Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Managed Trust, SEI
                                                                                                             Liquid Asset Trust, SEI
                                                                                                             Tax Exempt Trust, SEI
                                                                                                             Absolute Return Master
                                                                                                             Fund, LP, SEI
                                                                                                             Opportunity Master
                                                                                                             Fund, LP, SEI Absolute
                                                                                                             Return Fund, LP and SEI
                                                                                                             Opportunity Fund, LP.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                Chairman     (Since 1991)   Currently performs various           43          Trustee of The
58 yrs. old                   of the Board                  services on behalf of SEI                        Advisors' Inner Circle
                              of Trustees                   Investments for which Mr.                        Fund II, Bishop Street
                                                            Nesher is compensated.                           Funds, The Expedition
                                                            Executive Vice President of                      Funds, The MDL Funds,
                                                            SEI Investments, 1986-1994.                      SEI Asset Allocation
                                                            Director and Executive Vice                      Trust, SEI Daily Income
                                                            President of the                                 Trust, SEI Index Funds,
                                                            Administrator and the                            SEI Institutional
                                                            Distributor, 1981-1994.                          International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust, SEI Tax Exempt
                                                                                                             Trust, SEI Opportunity
                                                                                                             Master Fund, L.P., SEI
                                                                                                             Opportunity Fund, L.P.,
                                                                                                             SEI Absolute Return
                                                                                                             Master Fund, L.P., SEI
                                                                                                             Absolute Return Fund,
                                                                                                             L.P., SEI Global Master
                                                                                                             Fund, PLC, SEI Global
                                                                                                             Assets Fund, PLC,
                                                                                                             SEI Global Investments
                                                                                                             Fund, PLC and SEI
                                                                                                             Investments Global,
                                                                                                             Limited.
------------------------------------------------------------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       21
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                           IN THE ADVISORS'
                                             TERM OF                                         INNER CIRCLE              OTHER
                        POSITION(S)        OFFICE AND                                        FUND OVERSEEN         DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH          LENGTH OF         PRINCIPAL OCCUPATION(S)          BY BOARD            HELD BY BOARD
      AGE(1)             THE TRUST       TIME SERVED(2)         DURING PAST 5 YEARS         MEMBER/OFFICER       MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN          Trustee         (Since 1992)    Self-employed consultant since          43          Director of SEI
1701 Market Street                                        2003. Partner, Morgan, Lewis &                      Investments Company
Philadelphia, PA                                          Bockius LLP (law firm),                             and SEI Investments
64 yrs. old                                               counsel to the Trust, SEI                           Distribution Co.,
                                                          Investments, the Administrator                      Trustee of The
                                                          and the Distributor from 1976-                      Advisors' Inner Circle
                                                          2003. Director of Distributor                       Fund II, The MDL
                                                          since 2003. Director of SEI                         Funds, The Expedition
                                                          Investments since 1974;                             Funds, SEI Asset
                                                          Secretary of SEI Investments                        Allocation Trust, SEI
                                                          since 1978.                                         Daily Income Trust,
                                                                                                              SEI Index Funds, SEI
                                                                                                              Institutional
                                                                                                              International Trust,
                                                                                                              SEI Institutional
                                                                                                              Investments Trust, SEI
                                                                                                              Institutional Managed
                                                                                                              Trust, SEI Liquid
                                                                                                              Asset Trust and SEI
                                                                                                              Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA       President        (Since 2003)    Senior Operations Officer, SEI          N/A                   N/A
42 yrs. old                                               Funds Accounting and
                                                          Administration since 1996.
                                                          Assistant Chief Accountant for
                                                          the U.S. Securities and
                                                          Exchange Commission from
                                                          1993-1996.
------------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN             Controller       (Since 2004)    Director, SEI Investments,              N/A                   N/A
40 yrs. old              and Chief                        Fund Accounting and
                     Financial Officer                    Administration since June
                                                          2001. From March 2000 to 2001,
                                                          Vice President of Funds
                                                          Administration for J.P. Morgan
                                                          Chase & Co. From 1997 to 2000,
                                                          Vice President of Pension and
                                                          Mutual Fund Accounting for
                                                          Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI         Chief          (Since 2004)    Vice President and Assistant            N/A                   N/A
36 yrs. old              Compliance                       Secretary of SEI Investments
                          Officer                         Global Funds Services and SEI
                                                          Investments Distribution Co.
                                                          from 2000-2004; Vice
                                                          President, Merrill Lynch & Co.
                                                          Asset Management Group from
                                                          1998-2000; Associate at
                                                          Pepper Hamilton LLP from
                                                          1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                          TERM OF                                       IN THE ADVISORS'       OTHER
                        POSITION(S)     OFFICE AND                                     INNER CIRCLE FUND   DIRECTORSHIPS
  NAME, ADDRESS,         HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY         HELD BY
      AGE(1)             THE TRUST      TIME SERVED         DURING PAST 5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE          Vice President   (Since 2004)   Employed by SEI Investments             N/A               N/A
36 yrs. old            and Secretary                  Company since 2004. Vice
                                                      President, Deutsche Asset
                                                      Management from 2003-2004.
                                                      Associate, Morgan, Lewis &
                                                      Bockius LLP from 2000-2003.
                                                      Counsel, Assistant Vice
                                                      President, ING Variable
                                                      Annuities Group from
                                                      1999-2000.
------------------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO      Vice President   (Since 2000)   General Counsel, Vice                   N/A               N/A
36 yrs. old            and Assistant                  President and Secretary of SEI
                         Secretary                    Investments Global Funds
                                                      Services since 1999;
                                                      Associate, Dechert (law firm)
                                                      from 1997-1999; Associate,
                                                      Richter, Miller & Finn (law
                                                      firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------

JOHN MUNERA           Vice President   (Since 2002)   Middle Office Compliance                N/A               N/A
41 yrs. old            and Assistant                  Officer at SEI Investments
                         Secretary                    since 2000; Supervising
                                                      Examiner at Federal Reserve
                                                      Bank of Philadelphia from
                                                      1998-2000.
------------------------------------------------------------------------------------------------------------------------

PHILIP T. MASTERSON   Vice President   (Since 2004)   Employed by SEI Investments             N/A               N/A
40 yrs. old            and Assistant                  Company since 2004. General
                         Secretary                    Counsel, CITCO Mutual Fund
                                                      Services from 2003-2004. Vice
                                                      President & Associate Counsel,
                                                      Oppenheimer Funds from
                                                      2001-2003 and Vice President &
                                                      Assistant Counsel from
                                                      1997-2001.
------------------------------------------------------------------------------------------------------------------------
(1)  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       23
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES
(UNAUDITED)
--------------------------------------------------------------------------------

OCTOBER 31, 2004

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------------------
                                                    BEGINNING     ENDING                 EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                     4/30/04     10/31/04     RATIOS      PERIOD*
-------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
-------------------------------------------------------------------------------------------------
   Actual Fund Return                               $1,000.00   $1,029.60      0.06%       $0.31
   Hypothetical 5% Return                            1,000.00    1,024.83      0.06         0.31
-------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
-------------------------------------------------------------------------------------------------
   Actual Fund Return                               $1,000.00   $1,028.00      0.11%       $0.56
   Hypothetical 5% Return                            1,000.00    1,024.58      0.11         0.56

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                       24
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
(UNAUDITED)
--------------------------------------------------------------------------------

OCTOBER 31, 2004

For shareholders that do not have an October 31, 2004 year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                                     QUALIFYING
                          LONG-TERM                                                                   DIVIDEND
                         (15% RATE)       ORDINARY                                                     INCOME
                        CAPITAL GAIN       INCOME      TAX-EXEMPT       TOTAL        QUALIFYING    (15% TAX RATE
FUND                    DISTRIBUTION   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS(1)    FOR QDI) (2)
----                    ------------   -------------   ----------   -------------   ------------   -------------
United Association
S&P 500 Index Fund          0.00%         100.00%         0.00%        100.00%         100.00%        100.00%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.


                                       25
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER:

National City Investment
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
629 Euclid Avenue
Cleveland, OH 44144

UAF-AR-003-0200

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.